Summary of Investments (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Schedule of Equity and Cost Investments [Line Items]
Equity accounted investments		$ 24,225	$ 23,547
Other, at cost		1	1
Total	25,739	24,226	23,548
TAS
Schedule of Equity and Cost Investments [Line Items]
Percentage ownership		29.90%
Equity accounted investments		15,548	14,250
Luchthaven Den Helder C.V.
Schedule of Equity and Cost Investments [Line Items]
Percentage ownership		50.00%
Equity accounted investments		8,339	9,014
Helideck Certification Agency
Schedule of Equity and Cost Investments [Line Items]
Percentage ownership		50.00%
Equity accounted investments		$ 338	$ 283